UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 600
           Los Angeles, CA  90036


Form 13F File Number: 28-05029


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen A. Holmes
Title:  Senior Vice President
Phone:  323-937-7110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen A. Holmes               Los Angeles, CA                    4/27/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $    1,055,848
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
BANCO BILBAO VIZ ARGNT SPONSOR                05946K101      339       24766 SH       SOLE                      24766      0    0
ALEXION PHARMACEUTICAL COM     COM            015351109    32270      593519 SH       SOLE                     593519      0    0
ALFACELL CORP COM              COM            015404106        8       44500 SH       SOLE                      44500      0    0
ALTRIA GROUP INC               COM            02209S103      216  10541.6239 SH       SOLE                 10541.6239      0    0
AMAZON COM INC  COM            COM            023135106    83754      616879 SH       SOLE                     616879      0    0
APPLE INC                      COM            037833100    57528      244802 SH       SOLE                     244802      0    0
BANK AMER CORP COM             COM            060505104      674    37772.06 SH       SOLE                   37772.06      0    0
BERKSHIRE HATHAWAY INC CL B    COM            084670702      210        2587 SH       SOLE                       2587      0    0
CENTRAL PAC FINL CORP COM      COM            154760102      104   62077.363 SH       SOLE                  62077.363      0    0
CHEVRON CORPORATION            COM            166764100      345    4544.982 SH       SOLE                   4544.982      0    0
CISCO SYSTEMS INC              COM            17275R102     1062       40804 SH       SOLE                      40804      0    0
CTRIP COM INTL LTD ADR         COM            22943f100     1014       25865 SH       SOLE                      25865      0    0
DEUTSCHE BK AG LDN BRH PS GOLD COM            25154H749      747       27582 SH       SOLE                      27582      0    0
DIREXION SHS ETF TR DLY SMCAP  COM            25459W839     3343      466670 SH       SOLE                     466670      0    0
DIREXION SHS ETF TR DLY TECH B COM            25459W201      924      117112 SH       SOLE                     117112      0    0
EDWARDS LIFESCIENCES CRP       COM            28176e108    53065      536662 SH       SOLE                     536662      0    0
EXXON MOBIL CORP               COM            30231G102      413        6160 SH       SOLE                       6160      0    0
FEDERAL NATL MTG ASSN COM (FAN COM            313586109       16       15000 SH       SOLE                      15000      0    0
FIRST TR EXCH TRD FD NY ARCA B COM            33733E203      508       13680 SH       SOLE                      13680      0    0
GENERAL ELECTRIC CO            COM            369604103      694   38107.063 SH       SOLE                  38107.063      0    0
GEOPETRO RESOURCES CO COM      COM            37248H304       28       44571 SH       SOLE                      44571      0    0
GREEN MOUNTN COFFEE ROS        COM            393122106    49765      513726 SH       SOLE                     513726      0    0
HOME DEPOT INC                 COM            437076102      253    7820.157 SH       SOLE                   7820.157      0    0
INSIGHT HLTH SVCS HLDG COM     COM            45776K102        4       24000 SH       SOLE                      24000      0    0
ISHARES TR RUSSELL MCP GR      COM            464287481     1386       28570 SH       SOLE                      28570      0    0
ISHARES TR RUSSELL MCP VL      COM            464287473     1435       35583 SH       SOLE                      35583      0    0
ISHARES TR RUSSELL MIDCAP      COM            464287499     1614   18084.614 SH       SOLE                  18084.614      0    0
ISHARES TR RUSSELL1000GRW      COM            464287614     1361       26200 SH       SOLE                      26200      0    0
JOHNSON & JOHNSON              COM            478160104      535     8200.43 SH       SOLE                    8200.43      0    0
LARA EXPLORATION LTD CONTRA    COM            516683109        9       11875 SH       SOLE                      11875      0    0
LIGHTWAVE LOGIC INC COM        COM            532275104       74       40000 SH       SOLE                      40000      0    0
MALAGA FINL CORP COM           COM            561046103      399       32535 SH       SOLE                      32535      0    0
MARKET VECTORS ETF TR GOLD MIN COM            57060U100      766       17249 SH       SOLE                      17249      0    0
MEDCO HEALTH SOLUTIONS I       COM            58405u102    29173      451876 SH       SOLE                     451876      0    0
MICROSOFT CORP                 COM            594918104     1046   35698.078 SH       SOLE                  35698.078      0    0
MORGAN STANLEY TECHNOLOGY ETF  COM            78464A102      368        6154 SH       SOLE                       6154      0    0
ORACLE CORP                    COM            68389X105    54547     2121621 SH       SOLE                    2121621      0    0
PACIFIC WILDCAT RES CP COM     COM            694927104        3       17500 SH       SOLE                      17500      0    0
PEETS COFFEE & TEA INC         COM            705560100      516       13003 SH       SOLE                      13003      0    0
POWERSHARES ETF TRUST FTSE US1 COM            73935x567      506        9072 SH       SOLE                       9072      0    0
POWERSHARES QQQ TR UNITSSER 1  COM            73935a104   135071 2804630.553 SH       SOLE                2804630.553      0    0
PRICELINE COM INC COM          COM            741503403    55176      216376 SH       SOLE                     216376      0    0
PROCTER & GAMBLE CO            COM            742718109      377    5966.324 SH       SOLE                   5966.324      0    0
SECTOR SPDR TR SBI CYCL TRANS  COM            81369Y407     3170   96539.862 SH       SOLE                  96539.862      0    0
SELECT SECTOR SPDR FUND SHS BE COM            81369Y100     2753   81176.286 SH       SOLE                  81176.286      0    0
SPDR GOLD TRUST GOLD SHS       COM            78463V107     1025        9408 SH       SOLE                       9408      0    0
SPDR S&P 500 ETF TR UNIT SER 1 COM            78462F103    87628  748958.111 SH       SOLE                 748958.111      0    0
SPDR S&P MDCAP 400 ETF UTSER1  COM            78467Y107   199253 1391819.751 SH       SOLE                1391819.751      0    0
STARBUCKS CORP                 COM            855244109    23404      964327 SH       SOLE                     964327      0    0
TASEKO MINES LTD COM           COM            876511106     5980     1154439 SH       SOLE                    1154439      0    0
TEVA PHARMACTCL INDS ADR       COM            881624209    52273  828677.083 SH       SOLE                 828677.083      0    0
VALEANT PHARMACEUTICAL COM     COM            91911X104     1009       23506 SH       SOLE                      23506      0    0
VANGUARD INDEX TR STK MRK VIPE COM            922908769      373        6255 SH       SOLE                       6255      0    0
VERIZON COMMUNICATIONS         COM            92343V104      313       10096 SH       SOLE                      10096      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103       14       20000 SH       SOLE                      20000      0    0
VISA INC CL A SHRS             COM            92826c839   107009 1175536.271 SH       SOLE                1175536.271      0    0


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